LOANS AND DEBENTURES (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Principal Amount	R$ 244
Premium to the market price + Tender	8
Discount
Accrued interests	1
Financial settlement total	253
IOF (‘financial operations tax’) levied on premium
Income tax on premium	1
Income tax on accrued interests
Financial settlement income tax on accrued interests	1
Total of payments	254
Partial disposal of hedge
NDF positive adjustment (*)
Total	254
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Principal Amount	1,297
Premium to the market price + Tender	40
Discount
Accrued interests	5
Financial settlement total	1,342
IOF (‘financial operations tax’) levied on premium
Income tax on premium	7
Income tax on accrued interests	1
Financial settlement income tax on accrued interests	8
Total of payments	1,350
Partial disposal of hedge	(192)
NDF positive adjustment (*)	(32)
Total	R$ 1,126